Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 19 — COMMITMENTS AND CONTINGENCIES

As of December 31, 2025, the Group was not involved in any pending legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters. The Group believes there was no loss of the legal case that will have a material adverse impact on its financial position, results of operations or liquidity.